Organization and Principal Activities - Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive loss (Details) - Variable Interest Entities [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Consolidated Statements of Operations and Comprehensive loss [Line Items]
Net revenue	$ 11,924,360	$ 32,953,740
Net loss	$ (22,455,335)	$ (14,367,159)